iShares
®
Emerging Markets Dividend ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  14 .7%
Banco Santander SA ...................... 1,022,086 $ 7,053,758
BB Seguridade Participacoes SA .............. 2,356,899 16,709,116
Cia de Saneamento de Minas Gerais Copasa MG ... 1,381,824 13,430,297
Cia Siderurgica Nacional SA
(a)
................ 7,121,446 13,626,519
CPFL Energia SA ......................... 1,033,111 10,101,923
CSN Mineracao SA ....................... 8,047,860 9,007,058
Engie Brasil Energia SA .................... 1,537,941 9,576,424
Petroreconcavo SA ....................... 2,582,651 5,545,382
Telefonica Brasil SA ....................... 1,562,242 11,096,215
Transmissora Alianca de Energia Eletrica SA ...... 1,587,946 12,561,150
Vale SA ............................... 3,788,279 60,695,964
169,403,806
a
Chile  —  1 .3%
Empresas CMPC SA ...................... 3,652,359 5,475,606
Enel Chile SA ........................... 110,287,257 9,358,571
14,834,177
a
China  —  21 .6%
Agricultural Bank of China Ltd. , Class H .......... 20,337,000 14,217,939
Anhui Conch Cement Co. Ltd. , Class H .......... 1,779,000 5,641,775
Bank of China Ltd. , Class H .................. 37,066,000 22,135,194
Beijing Enterprises Water Group Ltd. ............ 14,182,000 4,882,312
China Cinda Asset Management Co. Ltd. , Class H
(b)
. 16,719,000 2,844,911
China CITIC Bank Corp. Ltd. , Class H ........... 11,180,000 10,412,962
China Construction Bank Corp. , Class H ......... 35,977,000 36,327,062
China Merchants Port Holdings Co. Ltd. ......... 2,528,000 5,087,850
China Minsheng Banking Corp. Ltd. , Class H ...... 12,158,000 6,049,493
China National Building Material Co. Ltd. , Class H ... 9,736,000 7,003,088
China Petroleum & Chemical Corp. , Class H ...... 31,166,000 21,448,594
China Shenhua Energy Co. Ltd. , Class H ......... 4,213,500 23,183,124
Chongqing Rural Commercial Bank Co. Ltd. , Class H 6,183,000 4,614,238
Guangdong Investment Ltd. .................. 5,974,000 5,648,049
Huadian Power International Corp. Ltd. , Class H .... 3,596,000 1,901,804
Industrial & Commercial Bank of China Ltd. , Class H . 46,099,000 38,238,957
Orient Overseas International Ltd.
(b)
............ 286,000 4,685,587
PICC Property & Casualty Co. Ltd. , Class H ....... 4,244,000 8,785,913
Yankuang Energy Group Co. Ltd. , Class H ........ 12,862,900 18,740,360
Yuexiu Property Co. Ltd. .................... 5,092,000 2,966,502
Zhejiang Expressway Co. Ltd. , Class H .......... 4,724,000 4,456,661
249,272,375
a
Czech Republic  —  2 .6%
CEZ A.S. .............................. 235,632 13,548,802
Komercni Banka A.S. ...................... 270,165 16,371,198
29,920,000
a
Greece  —  1 .1%
OPAP SA .............................. 643,028 12,957,620
a
Hong Kong  —  1 .7%
SITC International Holdings Co. Ltd. ............ 2,664,000 9,947,837
Xinyi Glass Holdings Ltd.
(b)
.................. 7,333,000 9,582,129
19,529,966
a
India  —  5 .3%
Coal India Ltd. ........................... 3,944,133 18,919,547
Hindustan Zinc Ltd. ....................... 1,430,298 9,701,970
Vedanta Ltd. ............................ 4,374,142 32,350,248
60,971,765
a
Indonesia  —  9 .0%
Alamtri Resources Indonesia Tbk PT ............ 117,958,900 15,502,223
Astra International Tbk PT ................... 67,607,200 25,634,705
Security Shares Value
a
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT .......... 124,825,600 $ 28,335,888
Bukit Asam Tbk PT ........................ 56,097,600 8,306,958
Indo Tambangraya Megah Tbk PT ............. 4,690,300 6,143,090
Perusahaan Gas Negara Tbk PT .............. 71,224,000 9,016,585
United Tractors Tbk PT ..................... 6,969,200 10,857,015
103,796,464
a
Kuwait  —  0 .2%
National Investments Co. KSCP ............... 2,958,689 2,610,682
a
Luxembourg  —  1 .1%
Ternium SA , ADR ......................... 301,681 12,622,333
a
Malaysia  —  2 .0%
Malayan Banking Bhd ...................... 7,690,800 23,017,622
a
Mexico  —  1 .4%
Banco del Bajio SA
(c)
...................... 5,371,438 15,779,905
a
Netherlands  —  1 .8%
JBS N.V.
(a)
............................. 1,293,750 20,239,312
a
Poland  —  8 .0%
Bank Polska Kasa Opieki SA ................. 522,647 31,786,336
Grupa Kety SA .......................... 34,710 9,960,737
ORLEN SA ............................. 1,411,061 42,885,782
XTB SA
(b) (c)
............................. 325,919 7,767,659
92,400,514
a
Qatar  —  0 .5%
Barwa Real Estate Co. ..................... 7,735,816 5,813,488
a
Russia  —  0 .0%
Federal Grid Co. - Rosseti PJSC
(a) (d)
............ 4,402,974,828 579
Magnitogorsk Iron & Steel Works PJSC
(a) (d)
........ 14,721,471 1,937
Mobile TeleSystems PJSC
(a) (d)
................ 2,744,644 361
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 2,788,700 367
PhosAgro PJSC , GDR
(a) (d)
................... 3,484 35
Sberbank of Russia PJSC
(a) (d)
................. 2,500,255 329
Severstal PAO
(a) (d)
........................ 695,941 92
3,700
a
South Africa  —  4 .3%
African Rainbow Minerals Ltd. ................ 818,033 11,970,981
Exxaro Resources Ltd. ..................... 1,373,807 15,681,577
Kumba Iron Ore Ltd. ....................... 403,801 8,999,047
Thungela Resources Ltd. ................... 1,205,656 7,395,323
Truworths International Ltd.
(b)
................. 1,474,735 5,486,749
49,533,677
a
Taiwan  —  5 .5%
Evergreen Marine Corp. Taiwan Ltd. ............ 1,416,000 8,363,171
Merry Electronics Co. Ltd. ................... 666,693 2,099,627
Novatek Microelectronics Corp. ............... 849,000 10,073,903
Radiant Opto-Electronics Corp. ............... 1,087,000 4,199,663
Simplo Technology Co. Ltd. .................. 511,600 5,626,992
Sitronix Technology Corp. ................... 534,000 3,293,548
Supreme Electronics Co. Ltd. ................. 2,380,685 6,324,729
Systex Corp. ............................ 674,000 2,474,348
United Integrated Services Co. Ltd. ............. 398,000 11,349,433
Wisdom Marine Lines Co. Ltd. ................ 1,156,000 2,587,195
WPG Holdings Ltd. ....................... 3,374,280 6,862,627
63,255,236
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Thailand  —  2 .8%
Banpu PCL , NVDR
(b)
...................... 27,981,500 $ 4,758,447
Kiatnakin Phatra Bank PCL , NVDR ............. 2,466,500 5,641,400
Land & Houses PCL , NVDR
(b)
................ 27,037,000 3,349,215
Sansiri PCL , NVDR ....................... 75,999,100 3,312,747
Sri Trang Agro-Industry PCL , NVDR ............ 5,685,900 2,314,470
Thanachart Capital PCL , NVDR ............... 2,897,000 5,429,876
Tisco Financial Group PCL , NVDR ............. 2,157,200 7,705,042
32,511,197
a
Turkey  —  1 .0%
Dogus Otomotiv Servis ve Ticaret A.S. .......... 1,294,096 6,823,561
Turk Traktor ve Ziraat Makineleri A.S. ........... 314,811 4,289,225
11,112,786
a
United Arab Emirates  —  1 .2%
Dubai Islamic Bank PJSC ................... 5,233,722 13,768,752
a
Total Common Stocks — 87.1%
(Cost: $ 848,455,957 ) ................................ 1,003,355,377
a
Preferred Stocks
Brazil  —  10 .4%
Bradespar SA , Preference Shares , NVS ......... 2,383,974 10,785,696
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 5,586,931 12,187,158
Gerdau SA , Preference Shares , NVS ........... 2,540,495 10,822,839
Isa Energia Brasil SA , Preference Shares, NVS .... 1,977,222 10,467,038
Metalurgica Gerdau SA , Preference Shares , NVS ... 3,202,830 6,006,733
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 9,645,391 69,205,257
119,474,721
a
Security Shares Value
a
Colombia  —  2 .2%
Grupo Cibest SA , Preference Shares ........... 1,262,664 $ 25,786,846
a
Total Preferred Stocks — 12.6%
(Cost: $ 113,776,335 ) ................................ 145,261,567
a
Total Long-Term Investments — 99.7%
(Cost: $ 962,232,292 ) ................................ 1,148,616,944
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 15,828,857 15,836,771
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 1,135,919 1,135,919
a
Total Short-Term Securities — 1.5%
(Cost: $ 16,971,693 ) ................................. 16,972,690
Total Investments —  101.2%
(Cost: $ 979,203,985 ) ................................ 1,165,589,634
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (13,300,130)
Net Assets — 100.0% ................................. $ 1,152,289,504
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 6,746,026  $ 9,088,785
(a)
$ —  $ 832  $ 1,128  $ 15,836,771  15,828,857  $ 217,538
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ —  1,135,919
(a)
—  —  —  1,135,919  1,135,919  47,935  —
$ —  $ 832  $ 1,128
$ 16,972,690
$ 265,473  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Emerging Markets Dividend ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 52 03/20/26 $ 3,954 $ 130,689
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 290,712,605  $ 712,639,072  $ 3,700  $ 1,003,355,377
Preferred Stocks ......................................... 145,261,567  —  —  145,261,567
Short-Term Securities
Money Market Funds ...................................... 16,972,690  —  —  16,972,690
$ 452,946,862  $ 712,639,072  $ 3,700  $ 1,165,589,634
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 130,689  $ —  $ —  $ 130,689
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company